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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2003.

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [X];  Amendment Number:  1
     This Amendment (Check only one):     [ ]   is a restatement.
                                          [X]   adds new holding entries.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:       Attractor Investment Management Inc.
Address:    1440 Chapin Avenue, Suite 201
            Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Burlingame, California        November 14, 2003

Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                6

Form 13F Information Table Value Total:           $17682
                                             (thousands)

List of Other Included Managers:                  None


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                           FORM 13F INFORMATION TABLE

                     TITLE OF                 VALUE      SHRS OR    SH/    PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP       X($1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS     SOLE    SHARED    NONE
AOL Time Warner        COM      00184A105      4735      404700      SH              SOLE         N/A      404700

eBay, Inc.             COM      278642103      4753       90000      SH              SOLE         N/A       90000

Electronic Arts Inc.   COM      285512109      4947       75000      SH              SOLE         N/A       75000

Oracle Corporation     COM      68389X105       786      100000      SH              SOLE         N/A      100000

Verisign, Inc.         COM      92343E102      1740      344560      SH              SOLE         N/A      344560

Vignette Corporation   COM      926734104       721      900000      SH              SOLE         N/A      900000